Business Combinations - Schedule of Net Assets related to Disposition (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Oct. 02, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill	$ 44,961	$ 44,130		$ 46,924
GEH Singapore
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents			$ 5,546
Accounts receivable, net			515
Prepaid expenses and other current assets			741
Amounts due from related parties			747
Inventories			158
Operating lease right-of-use assets			7,050
Property and equipment, net			4,751
Other non-current assets			2,215
Intangible assets			7,002
Goodwill			1,447
Total Assets			30,172
Due to related parties			(3)
Accounts payable			(328)
Accrued expenses and other current liabilities			(3,611)
Operating lease liabilities - current			(3,607)
Operating lease liabilities - non-current			(3,480)
Contract liabilities - current			645
Other non-current liabilities			(3,960)
Deferred tax liability			(1,271)
Total Liabilities			(16,905)
Net assets sold			$ 13,267